Cyxtera Management, Inc. Long-Term Incentive Plan - Additional information (Detail) - IPO [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Minimum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive Distribution	$ 0
Maximum [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive Distribution	$ 70